Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of property and equipment expected useful life

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Software	1 year
Furniture & fixtures	3 years
Office equipment	1 to 5 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of useful life of the intangible assets

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Software cost	10 years
Patent	20 years

Schedule of fair value and carrying value of the Company’s bank loans

The fair value of such loans payable had been determined based on the variable nature of the interest rates and the proximity to the issuance date. The following table presents the fair value and carrying value of the Company’s bank loans as of December 31, 2022 and 2023:

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Liabilities – December 31, 2022 (S$)
Bank loans	$-	$463,410	$-	$485,154

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Liabilities – December 31, 2023 (S$)
Bank loans	$-	$749,202	$-	$828,366

Liabilities – December 31, 2023 (US$)
Bank loans	$-	$567,878	$-	$627,883